Credit Facility (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 30, 2021	Dec. 31, 2021
Credit Facility [Abstract]
Credit facility amount	$ 100,000
Facility bears interest	10.75%
Unused fees	0.75%
Unused portion credit facility	$ 100,000
Credit facility, description		The facility is secured by Bitcoin, with the minimum value of Bitcoin pledged as collateral calculated as 143% of the amount borrowed. The Company is required to contribute additional collateral to the Facility Lender any time the value of the Bitcoin pledged as collateral is below 133% of the amount borrowed. The Company also has the right to require the Facility Lender to return any Bitcoin when the value of the Bitcoin pledged as collateral exceeds 143% of the amount borrowed. A substantial decrease in Bitcoin price may result in the Company being unable to meet the minimum Bitcoin collateral requirements, which could result in the disposition of the Company’s Bitcoin pledged as collateral by the Facility Lender, or repayment of the facility in fiat currency on demand. The Company is exposed to counterparty risk as it is reliant on the Facility Lender to return the Bitcoin collateral upon extinguishment of the credit facility.
Company nets assets, description		a.25% or more compared to the previous month b.50% or more compared to three months ago c.50% or more compared to any calendar month in the immediately preceding calendar year
Drawn credit facility		$ 60,000
Fair market value		$ 86,825